Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	€ 5,538	€ 6,251
Decreases		0
Transfer	0	0
Currency translation	(1)	0
Property, plant and equipment at end of period	4,566	5,538
Gross book value of tangible assets | Fixtures, fittings and installations
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	3,390	3,321
Increases	86	48
Decreases	0	0
Transfer	8	22
Currency translation	0	0
Property, plant and equipment at end of period	3,485	3,390
Gross book value of tangible assets | Right of use – Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	9,026	8,798
Increases	132	228
Decreases	92	0
Transfer	0	0
Currency translation	0	0
Property, plant and equipment at end of period	9,067	9,026
Gross book value of tangible assets | Technical equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	2,492	2,327
Increases	78	166
Decreases	8	0
Transfer	26	0
Currency translation	0	0
Property, plant and equipment at end of period	2,589	2,492
Gross book value of tangible assets | Office and IT equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,258	1,043
Increases	76	227
Decreases	113	0
Transfer	10	(15)
Currency translation	(6)	3
Property, plant and equipment at end of period	1,225	1,258
Gross book value of tangible assets | Transport equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	0	34
Increases		0
Decreases		35
Transfer		0
Currency translation		1
Property, plant and equipment at end of period		0
Gross book value of tangible assets | Right of use – Transport equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	141	44
Increases		94
Decreases		0
Transfer		3
Currency translation		0
Property, plant and equipment at end of period		141
Gross book value of tangible assets | Tangible assets in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	141
Increases	149
Decreases	0
Transfer	(45)
Currency translation	0
Property, plant and equipment at end of period	245	141
Gross book value of tangible assets | Prepayments on tangible assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	250	144
Increases	149	141
Decreases	3	0
Transfer	0	(35)
Currency translation	0	0
Property, plant and equipment at end of period	396	250
Gross book value of tangible assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	16,559	15,712
Increases	670	903
Decreases	217	35
Transfer	0	(25)
Currency translation	(6)	3
Property, plant and equipment at end of period	17,007	16,559
Accumulated depreciation of tangible assets | Fixtures, fittings and installations
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(2,582)	(2,274)
Increases	(248)	(308)
Decreases	0	0
Transfer	0	0
Currency translation	0	0
Property, plant and equipment at end of period	(2,830)	(2,582)
Accumulated depreciation of tangible assets | Right of use – Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(5,473)	(4,448)
Increases	(1,098)	(1,025)
Decreases	(65)	0
Transfer	0	0
Currency translation	0	0
Property, plant and equipment at end of period	(6,505)	(5,473)
Accumulated depreciation of tangible assets | Technical equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(1,945)	(1,750)
Increases	(154)	(196)
Decreases	(8)	0
Transfer	0	0
Currency translation	0	0
Property, plant and equipment at end of period	(2,091)	(1,945)
Accumulated depreciation of tangible assets | Office and IT equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(1,021)	(955)
Increases	(108)	(89)
Decreases	(110)	0
Transfer	0	25
Currency translation	4	(2)
Property, plant and equipment at end of period	(1,015)	(1,021)
Accumulated depreciation of tangible assets | Transport equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	0	(35)
Increases		0
Decreases		(35)
Transfer		0
Currency translation		(1)
Property, plant and equipment at end of period		0
Accumulated depreciation of tangible assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(11,021)	(9,461)
Increases	(1,608)	(1,617)
Decreases	(184)	(35)
Transfer	0	25
Currency translation	4	(3)
Property, plant and equipment at end of period	(12,441)	(11,021)
Netting
Reconciliation of changes in property, plant and equipment [abstract]
Increases	(938)	€ (714)
Decreases	€ 33